Cover Page	Nov. 21, 2023
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Document Type	8-K
Document Period End Date	Nov. 21, 2023
Entity Registrant Name	BAKER HUGHES COMPANY
Entity Central Index Key	0001701605
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-38143
Entity Tax Identification Number	81-4403168
Entity Address, Address Line One	575 North Dairy Ashford Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	713
Local Phone Number	439-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	BKR
Security Exchange Name	NASDAQ
Baker Hughes, a GE company, LLC
Entity Information [Line Items]
Title of 12(b) Security	5.125% Senior Notes due 2040
Entity Registrant Name	BAKER HUGHES HOLDINGS LLC
Entity Central Index Key	0000808362
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9397
Entity Tax Identification Number	76-0207995
Security Exchange Name	NASDAQ